Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2040 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2040 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	26.72%
Annual Return 2020	18.01%
Annual Return 2021	16.46%
Annual Return 2022	(18.91%)